Goldman Sachs MarketBeta Russell 1000 Value Equity ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
Goldman Sachs MarketBeta Russell 1000 Value Equity ETF | Goldman Sachs MarketBeta Russell 1000 Value Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	14.12%